Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
1
5
.

INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident
legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.
The VIE’s subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented.
Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.
In accordance with EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant criteria before being granted the preferential rate. Upon expiration of the certificate, an entity can further re-apply for the preferential rate. One of the PRC subsidiaries, Shanghai Cango, was granted HNTE certificate on April 2019 for the years ended December 31, 2018, 2019, and 2020. The impact of the concessionary rate on the group’s effective tax rate reconciliation in noted in the section below.
The Company’s profit before income taxes consist of:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cayman Islands	—	6,053,039	(5,359,465)	(769,839)
Hong Kong	—	5,855,270	18,479,616	2,654,431
China	—	384,098,580	474,699,082	68,186,257

Total profit before income taxes	—	396,006,889	487,819,233	70,070,849

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expense	132,155,767	121,777,474	91,994,704	13,214,212
Deferred income tax expense (benefit)	(12,752,767)	(32,694,920)	(9,034,211)	(1,297,683)

Total income tax expense	119,403,000	89,082,554	82,960,493	11,916,529

The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	84,045,397	87,316,488	12,542,229
Accrued expense	2,048,984	9,778	1,405
Provision for credit losses	15,607,792	21,087,186	3,028,985
Customer advances	9,643,165	4,818,590	692,147
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,581,363)
Unrealized loss for available-for-sale securities	(141,215)	—	—
Unrealized tax on capital gains	—	(1,554,966)	(223,357)
Net operating loss carry-forward	4,998,202	9,561,155	1,373,374
Less: valuation allowance	(4,998,202)	(9,561,155)	(1,373,374)
Non-current deferred tax assets, net	100,194,993	100,667,946	14,460,046

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	—	(10,724,126)	(1,540,424)
Others	—	(1,605,803)	(230,659)
Non-current deferred tax liabilities	—	(12,329,929)	(1,771,083)
The Company had deferred tax assets related to net operating loss carry forwards of RMB38,244,621 (US$5,493,496) from its subsidiaries in China, which can be carried forward to offset taxable income. The net operating loss of these subsidiaries will expire in years 2020 to 2024 if not utilized, respectively.
The Company operates through its subsidiaries, VIE and subsidiaries of the VIE. The valuation allowance is considered on an individual entity basis. The Company records a valuation allowance where, based on all available evidence, it is more likely than not some portion or all of the recorded deferred tax assets will not be realized in future periods.
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income before provision of income tax	468,460,432	396,006,889	487,819,233	70,070,849
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	117,115,108	99,001,722	121,954,808	17,517,712
T ax rate differential	—	(2,010,958)	(36,157,163)	(5,193,651)
Over-accrued EIT for previous years	—	—	(39,664,283)	(5,697,418)
Impact of tax rate change on opening balance of deferred tax	—	—	36,367,754	5,223,901
Utilization of net operating loss carry-forward	—	—	(9,708,887)	(1,394,594)
Non-deductible expenses	80,537	7,970,647	22,277,780	3,200,002
Research and development super-deduction	—	(12,520,141)	(9,961,515)	(1,430,882)
Non-taxable income	(1,213,877)	(2,497,058)	(3,587,542)	(515,318)
Change in valuation allowance	3,421,232	(861,658)	1,439,541	206,777

Income tax expenses	119,403,000	89,082,554	82,960,493	11,916,529

In accordance with relevant PRC tax administration laws, the tax for the years ended December 31, 2018 and 2019 of the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE remain subject to tax audits by the relevant tax authorities as of December 31, 2018 and 2019.
The Company did not record any outside basis tax differences related to its investments in the subsidiaries in the PRC because management asserted to indefinitely reinvest the undistributed earnings of the subsidiaries in the PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practical.

Unrecognized Tax Benefit
As of December 31, 2018 and 2019, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2014 through 2019 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.